PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Investor Relations Firm One [Member]	Jun. 30, 2012 Investor Relations Firm Second [Member]
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Advances to employees and associates			$ 44,814	$ 28,273
Supplier advances			40,000
Other prepaids			24,438	13,000
Prepaid issuance costs - financing			106,526
Prepaid consultant services			100,000	100,000
Less amortization			(100,000)	(83,333)
Prepaid expenses and other current assets, net			359,778	57,940	110,601
Amortization and expense of prepaid consulting services	16,667	8,333
Share-based Goods and Nonemployee Services Transaction [Line Items]
Shares issued (returned) for services						200,000	(200,000)
Shares approved for issuance						400,000
Shares fair value, prepaid						88,000
Prepaid investor relations			$ 144,000				$ 56,000